Equity - Summary of equity (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Share capital and share premium
- Share capital	€ 29	€ 30
- Share premium	17,116	17,116
Total share capital and share premium	17,146	17,147
Other reserves
Revaluation reserve: Cash flow hedge	(1,198)	(1,096)
Revaluation reserve: Credit liability	(71)	(49)
Revaluation reserve: Property in own use	154	156
Net defined benefit asset/liability remeasurement reserve	(313)	(345)
Currency translation reserve	(2,476)	(2,774)
Share of associates and joint ventures and other reserves	1,868	2,031
Treasury shares	(1,454)	(2,404)		€ (765)
Non-controlling interests	(2,058)	(3,080)
Retained earnings	39,225	40,016
Shareholders’ equity (parent)	54,313	54,083
Non-controlling interests	1,141	1,255
Total equity	55,454	55,339	€ 53,321	€ 53,698
Equity securities at FVOCI
Other reserves
Revaluation reserve: Equity securities and Debt instruments at FVOCI	1,468	1,444
Debt instruments at FVOCI
Other reserves
Revaluation reserve: Equity securities and Debt instruments at FVOCI	€ (37)	€ (41)